EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2019
Exploration And Evaluation Assets [Abstract]
EXPLORATION AND EVALUATION ASSETS [Text Block]

6. EXPLORATION AND EVALUATION ASSETS

a. Casino (100% - Yukon, Canada)

The Casino Project is a copper-gold porphyry deposit located in Yukon, Canada.

All claims comprising the Casino Project are subject to a 2.75% net smelter returns royalty on the future sale of any metals and minerals derived therefrom.

As part of a separate agreement, Western is required to make a payment of $1 million upon making a production decision on the Casino Project.

b. Canadian Creek (100% - Yukon, Canada)

On August 28, 2019, the Company acquired the mineral claims that comprise the Canadian Creek Property from Cariboo Rose Resources Ltd ("Cariboo Rose").  The Canadian Creek Property lies directly adjacent to the Casino Project.

The total consideration paid to Cariboo Rose consists of 3 million common shares of the Company with a fair value of $2,760,000.  The Company also incurred $38,913 in closing costs.

c. Exploration and evaluation expenditures

	Casino	Canadian Creek	Total
	$	$	$

DECEMBER 31, 2017	40,650,547	-	40,650,547

Claims maintenance	11,445	-	11,445
Engineering	213,630	-	213,630
Permitting	594,423	-	594,423
Salary and wages	365,615	-	365,615
Share-based payments	110,419	-	110,419
		-
DECEMBER 31, 2018	41,946,079	-	41,946,079

Acquisition costs	-	2,798,913	2,798,913
Claims maintenance	4,963	-	4,963
Engineering	93,307	-	93,307
Exploration and camp support	3,003,005	-	3,003,005
Permitting	185,845	-	185,845
Salary and wages	260,903	-	260,903
Share-based payments	82,010	-	82,010

DECEMBER 31, 2019	45,576,112	2,798,913	48,375,025